SCHEDULE OF FUTURE MINIMUM LOAN PAYMENTS (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
2022 (remaining)	$ 29,315
2023	344,975
2024	7,152
Thereafter
Total	$ 381,442	$ 289,425	$ 254,266